Convertible Redeemable Preferred Shares - Schedule of Liquidation Preferences of Preferred Shares (Details)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares
Temporary Equity [Line Items]
Convertible redeemable preferred shares Outstanding Shares (in Shares) | shares	83,205,175	81,989,358
Convertible redeemable preferred shares , Liquidation Preference | $	$ 644,132,365	$ 604,506,258
Series A-1 Preferred Shares [Member]
Temporary Equity [Line Items]
Convertible redeemable preferred shares Outstanding Shares (in Shares) | shares	15,181,000	15,181,000	15,181,000	15,181,000
Convertible redeemable preferred shares , Original Issue Price (in Dollars per share) | $ / shares	$ 0.45	$ 0.46
Convertible redeemable preferred shares , Liquidation Multiplier	1.2	1.2
Convertible redeemable preferred shares , Liquidation Preference | $	$ 8,197,740	$ 8,379,912
Series A-2 Preferred Shares [Member]
Temporary Equity [Line Items]
Convertible redeemable preferred shares Outstanding Shares (in Shares) | shares	14,244,000	14,244,000	14,244,000	14,244,000
Convertible redeemable preferred shares , Original Issue Price (in Dollars per share) | $ / shares	$ 0.91	$ 0.94
Convertible redeemable preferred shares , Liquidation Multiplier	1	1
Convertible redeemable preferred shares , Liquidation Preference | $	$ 12,962,040	$ 13,389,360
Series A-3 Preferred Shares [Member]
Temporary Equity [Line Items]
Convertible redeemable preferred shares Outstanding Shares (in Shares) | shares	2,828,899	2,828,899	2,828,899	2,828,899
Convertible redeemable preferred shares , Original Issue Price (in Dollars per share) | $ / shares	$ 0.97	$ 0.99
Convertible redeemable preferred shares , Liquidation Multiplier	1	1
Convertible redeemable preferred shares , Liquidation Preference | $	$ 2,744,032	$ 2,800,610
Series B-1 Preferred Shares [Member]
Temporary Equity [Line Items]
Convertible redeemable preferred shares Outstanding Shares (in Shares) | shares	13,111,999	13,111,999	13,111,999	13,111,999
Convertible redeemable preferred shares , Original Issue Price (in Dollars per share) | $ / shares	$ 2.29	$ 2.29
Convertible redeemable preferred shares , Liquidation Multiplier	1	1
Convertible redeemable preferred shares , Liquidation Preference | $	$ 30,026,478	$ 30,026,477
Series B-2 Preferred Shares [Member]
Temporary Equity [Line Items]
Convertible redeemable preferred shares Outstanding Shares (in Shares) | shares	9,090,900	9,090,900	9,090,900	9,090,900
Convertible redeemable preferred shares , Original Issue Price (in Dollars per share) | $ / shares	$ 3.85	$ 3.85
Convertible redeemable preferred shares , Liquidation Multiplier	1	1
Convertible redeemable preferred shares , Liquidation Preference | $	$ 34,999,965	$ 34,999,965
Series B-3 preferred shares [Member]
Temporary Equity [Line Items]
Convertible redeemable preferred shares Outstanding Shares (in Shares) | shares	2,100,000	2,100,000
Convertible redeemable preferred shares , Original Issue Price (in Dollars per share) | $ / shares	$ 5	$ 5
Convertible redeemable preferred shares , Liquidation Multiplier	1	1
Convertible redeemable preferred shares , Liquidation Preference | $	$ 10,500,000	$ 10,500,000
Series C Preferred Stock [Member]
Temporary Equity [Line Items]
Convertible redeemable preferred shares Outstanding Shares (in Shares) | shares	13,684,800	13,684,800	13,684,800	13,684,800
Convertible redeemable preferred shares , Original Issue Price (in Dollars per share) | $ / shares	$ 8.41	$ 8.41
Convertible redeemable preferred shares , Liquidation Multiplier	1	1
Convertible redeemable preferred shares , Liquidation Preference | $	$ 115,089,168	$ 115,089,168
Series D Preferred Stock [Member]
Temporary Equity [Line Items]
Convertible redeemable preferred shares Outstanding Shares (in Shares) | shares	12,963,577	11,747,760	11,144,336	11,144,336
Convertible redeemable preferred shares , Original Issue Price (in Dollars per share) | $ / shares	$ 33.14	$ 33.14
Convertible redeemable preferred shares , Liquidation Multiplier	1	1
Convertible redeemable preferred shares , Liquidation Preference | $	$ 429,612,942	$ 389,320,766